Pension and Other Postretirement Benefits - Schedule of Accumulated Benefit Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Retirement plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,074,493	$ 1,395,773
SERP
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 39,263	$ 46,885